K&L Gates LLP State Street Financial Center One Lincoln Street Boston, MA 02111 T +1 617 261 3100 F +1 617 261 3175 klgates.com

February 27, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE: John Hancock Funds II (the “Trust”)
File Nos. 333-126293; 811-21779

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 156 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register a new share class of Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio, and Lifestyle Conservative Portfolio, each a separate series of the Trust.

If you have any questions or comments, please call me at 617-261-3240.

Sincerely,

/s/ George P. Attisano

George P. Attisano

Cc:  Thomas Dee